COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

5. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on February 7, 2018, the holders of Founder Shares, Private Placement Warrants, securities issuable pursuant to the Forward Purchase Contract (see below), and warrants that may be issued upon conversion of Working Capital Loans are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock). These holders have certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $4,160,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $7,280,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On February 12, 2020, the Company entered into an amendment (the "UA Amendment") to its underwriting agreement with Cantor, pursuant to which the deferred underwriting fees provided for by the underwriting agreement, which were originally payable by the Company to the underwriters in cash upon completion of an initial Business Combination, shall be payable upon completion of the Hycroft Business Combination (as defined below) through a combination of (i) $2,500,000, payable in cash and directly from the Trust Account, (ii) $2,000,000, payable in shares of Class A common stock, valued for these purposes at $10.00 per share and (iii) an amount up to $2,780,000, determined as follows: (A) if Third Party Equity Value (as defined in the UA Amendment) is less than or equal to $75,000,000, an amount payable in Class A common stock, valued for these purposes at $10.00 per share, equal to the product of (x) 2,780,000 and (y) a fraction, the numerator of which is the Third Party Equity Value and the denominator of which is $75,000,000 or (B) if Third Party Equity Value is greater than $75,000,000,  $2,780,000 payable in cash and directly from the Trust Account (collectively, the “Deferred Underwriting Commission”); provided, however, to the extent Cantor continues to beneficially own and hold for its own account the Specified Shares (as defined in the UA Amendment) on the date of the consummation of the Hycroft Business Combination (the "Acquisition Closing Date"), (1) the Deferred Underwriting Commission payable in Class A common stock pursuant to clauses (ii) and (iii) above shall be reduced by an amount equal to the product of (x) $10.00 and (y) the number of Specified Shares beneficially owned and held by Cantor for its own account on the Acquisition Closing Date, and (2) the Deferred Underwriting Commission payable in cash and directly from the Trust Account pursuant to this sentence shall be increased by such same and equal amount. As of the opinion date the trust value was approximately $72,000,000 which is below the threshold for situation (A) as described above. Therefore, the amount payable for (iii) as of the opinion date would be approximately $2,670,000.  The UA Amendment does not amend, modify or supplement any other terms of the underwriting agreement.

Forward Purchase Contract

On January 24, 2018, the Company entered into a forward purchase contract (the “Forward Purchase Contract”) with the Sponsor, pursuant to which the Sponsor committed to purchase, in a private placement for gross proceeds of $25,000,000 to occur concurrently with the consummation of a Business Combination, 2,500,000 Units (the “Forward Units”) on substantially the same terms as the sale of Units in Initial Public Offering at $10.00 per Unit, and 625,000 shares of Class A common stock. The funds from the sale of Forward Units will be used as part of the consideration to the sellers in a Business Combination; any excess funds from this private placement will be used for working capital purposes in the post-transaction company. This commitment is independent of the percentage of stockholders electing to redeem their Public Shares and provides the Company with a minimum funding level for a Business Combination.

Purchase Agreement

On January 13, 2020, the Company entered into a Purchase Agreement (as amended on February 26, 2020, and as may be further amended from time to time, the “Purchase Agreement”) with MUDS Acquisition Sub, Inc., a Delaware corporation and an indirect wholly owned subsidiary of Parent ("Acquisition Sub"), and Hycroft, pursuant to which the parties thereto intend to consummate a business combination transaction (the “Hycroft Business Combination") pursuant to which Hycroft will sell to Acquisition Sub, and Acquisition Sub will purchase from Hycroft, all of the issued and outstanding equity interests of Hycroft’s subsidiaries and substantially all of Hycroft’s other assets (collectively, the “Transferred Assets”).

In consideration for the Transferred Assets and in connection with the consummation of the Hycroft Business Combination, Acquisition Sub will deliver, or cause to be delivered on its behalf, to Hycroft (a) a number of shares of the Company’s Class A common stock equal to (i) (A) $325,000,000, plus (B) the Surrendered Shares Value (as defined in the Purchase Agreement), minus (C) the 1.5 Lien Share Payment Value (as defined in the Purchase Agreement), minus (D) the 1.5 Lien Cash Payment Amount (as defined in the Purchase Agreement), minus (E) the Excess Notes Share Payment Amount (as defined in the Purchase Agreement), minus (F) the Excess Notes Cash Payment Amount (as defined in the Purchase Agreement), divided by (ii) $10.00, which Hycroft will promptly distribute to its stockholders and (b) the Excess Notes (as defined in the Purchase Agreement) and Hycroft’s 1.5 lien notes acquired by Acquisition Sub in connection with the consummation of the Hycroft Business Combination and pursuant to the transactions described in the Purchase Agreement. In addition, (x) the Company and Acquisition Sub will assume certain of Hycroft’s liabilities, including the Company’s assumption of certain debt obligations of Hycroft and Hycroft’s liabilities and obligations under its existing warrant agreement, and (y) Acquisition Sub will pay off, or cause to be paid off, Hycroft’s other outstanding indebtedness for borrowed money, on Hycroft’s behalf, including under Hycroft’s first lien debt and promissory note.

The Hycroft Business Combination will be consummated subject to the deliverables and provisions as further described in the Purchase Agreement.